Restatement to Prior Period Financial Statements (Details) - USD ($)		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Restatement to Prior Period Financial Statements [Abstract]
Franchise taxes		$ 2,703,102
Respective tax paid		1,653,743
Withdrawn from trust account and tax accrued		1,049,359
Over withdrawn amount		$ 628,758
Withdrawal amount	$ 1,049,359
Due from sponsor	$ 994,950